Consolidated Statements of Financial Position (Parentheticals) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 ₪ / shares shares	Dec. 31, 2023 ₪ / shares shares
Supplementary Financial Statement Information [Abstract]
Net of allowances for credit losses (in Dollars) | $	$ 18,106	$ 14,251
Ordinary shares, par value (in New Shekels per share) | ₪ / shares			₪ 1	₪ 1
Ordinary shares, authorized			25,000,000	25,000,000
Ordinary shares, issued			15,901,287	15,901,287
Ordinary shares, outstanding			15,332,667	15,332,667
Treasury shares			568,620	568,620